Supplement to the

Fidelity® Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, and Fidelity Total Bond Fund

Funds of Fidelity Fixed-Income Trust and Fidelity Income Fund

Class F

STATEMENT OF ADDITIONAL INFORMATION

May 18, 2009

The following information replaces the similar information found under the heading "Valuation" on page 18.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

F-COM8B-09-01 October 15, 2009
1.903401.100

Supplement to the

Fidelity® Advisor Intermediate Bond Fund, Fidelity Advisor Mortgage Securities Fund,
Fidelity Advisor Short Fixed-Income Fund
Funds of Fidelity Advisor Series II
Class A, Class T, Class B, Class C, and Institutional Class

Fidelity Advisor Investment Grade Bond Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Investment Grade Bond Fund
A Fund of Fidelity Fixed-Income Trust

Fidelity Advisor Total Bond Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Total Bond Fund
A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

The following information replaces the similar information found under the heading "Valuation" on page 18.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 19.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

The following information replaces similar information for Ford O'Neil found in the "Management Contracts" section beginning on page 34.

Robert Galusza is the lead manager of Advisor Intermediate Bond and receives compensation for his services. Ford O'Neil is the co-manager of Advisor Intermediate Bond and receives compensation for his services. As of July 31, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

ACOM8B-09-03 October 15, 2009
1.842757.108

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over each portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the fund measured against the Barclays Capital Intermediate U.S. Government/Credit Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following information supplements similar information found in the "Management Contracts" section beginning on page 36.

The following table provides information relating to other accounts managed by Mr. Galusza as of July 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	4	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 12,231	$ 2,396	$ 28,137
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Intermediate Bond ($634 (in millions) assets managed).

As of July 31, 2009, the dollar range of shares of Advisor Intermediate Bond beneficially owned by Mr. Galusza was none.

Supplement to the

Fidelity® Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund,
and Fidelity Total Bond Fund

Funds of Fidelity Fixed-Income Trust and Fidelity Income Fund

Fidelity Mortgage Securities Fund

A Class of Fidelity Advisor Mortgage Securities Fund

A Fund of Fidelity Advisor Series II

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

Fidelity Short-Term Bond Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Valuation" beginning on page 18.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 29.

Sub-Adviser - FIMM. On behalf of each fund except Total Bond, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. On behalf of Total Bond, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreements, FMR, and not the funds, pays FIMM's fees.

The following information supplements similar information found in the "Management Contracts" section beginning on page 29.

Ford O'Neil is the portfolio manager of Intermediate Bond and receives compensation for his services. Jeffrey Moore is the portfolio manager of Investment Grade Bond and receives compensation for his services. William Irving is the portfolio manager of Mortgage Securities and receives compensation for his services. Robert Galusza is the lead portfolio manager of Short-Term Bond and receives compensation for his services. Robin Foley is the co-portfolio manager of Short-Term Bond and receives compensation for her services. As of August 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

RCOM8B-09-03 October 15, 2009
1.872064.105